UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2013

Date of reporting period:  July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments - unaudited
July 31, 2013
	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - 70.4%

Airlines - 1.4%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$1,375,000	$1,646,562

Biotechnology - 7.3%
Array BioPharma Inc., 3.00%, Due 6/1/20, (BB)	750,000	897,188
Exelixis, Inc., 4.25%, Due 8/15/19, (BB)	750,000	782,344
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	2,041,875
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	2,706,255
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	500,000	518,150
OPKO Health Inc., 3.00%, Due 2/1/33, (A) (1)	671,000	721,325
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (AA)	250,000	805,312
		8,472,449
Capital Markets - 2.3%
BlackRock Kelso Capital Corp., 5.50%, Due 2/15/18, (BBB) (1)	1,500,000	1,557,188
FXCM Inc., 2.25%, Due 6/15/18, (AAA) (1)	1,000,000	1,081,875
		2,639,062
Communications Equipment - 2.2%
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	145,312
Ixia, 3.00%, Due 12/15/15, (BBB)	500,000	549,375
Infinera Corp., 1.75%, Due 6/1/18, (BBB) (1)	500,000	558,438
InterDigital, Inc., 2.50%, Due 3/15/16, (A)	1,250,000	1,325,781
		2,578,906
Computers & Peripherals - 2.8%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,400,000	2,285,507
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	750,000	953,906
		3,239,413
Construction Materials - 0.5%
CEMEX S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	500,000	600,000

Consumer Discretionary - 0.8%
Ascent Capital Group, Inc., 4.00%, Due 7/15/20, (NR)	500,000	513,438
JAKKS Pacific, Inc., 4.25%, Due 8/1/18, (B) (1)	500,000	449,050
		962,488
Consumer Finance - 2.5%
DFC Global Corp., 3.25%, Due 4/15/17, (B)	1,250,000	1,296,094
Encore Capital Group, Inc., 3.00%, Due 11/27/17, (NR)	750,000	1,026,562
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (NR) (1)	500,000	522,188
		2,844,844
Diversified Telecommunications Services - 0.7%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	809,375

Energy Equipment & Services - 2.4%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	1,356,000	1,593,300
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB)	1,000,000	1,208,750
		2,802,050
Food Products - 0.6%
Chiquita Brands International, 4.25%, Due 8/15/16, (CCC)	700,000	676,812

Health Care Equipment & Supplies - 1.8%
Insulet Corp., 3.75%, Due 6/15/16, (A)	1,000,000	1,329,375
Volcano Corp., 1.75%, Due 12/1/17, (BBB)	750,000	716,250
		2,045,625

Bancroft Fund Ltd. - Schedule of Investments - continued
July 31, 2013
	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Health Care Providers & Services - 1.0%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (AA) (1)	$1,000,000	$1,100,625

Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc., 1.25%, Due 7/1/20, (A) (1)	500,000	565,312

Hotels, Restaurants & Leisure - 1.0%
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,168,125

Household Durables - 1.9%
Jarden Corp., 1.875%, Due 9/15/18, (B) (1)	1,500,000	1,775,625
The Ryland Group, Inc., 0.25%, Due 6/1/19, (BB)	500,000	462,500
		2,238,125
Insurance - 2.8%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (AAA)	1,250,000	1,953,906
Tower Group, Inc., 5.00%, Due 9/15/14, (NR)	1,250,000	1,332,031
		3,285,937
Internet & Catalog Retail - 2.2%
Priceline.com Inc., 1.25%, Due 3/15/15, (BBB)	450,000	1,301,344
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB)	615,000	737,231
Shutterfly, Inc., 0.25%, Due 5/15/18, (AA) (1)	500,000	542,812
		2,581,387
Internet Software & Services - 1.4%
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,000,000	1,628,125

IT Services - 1.3%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A) (1)	1,250,000	1,475,000

Machinery - 1.1%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	750,000	1,320,938

Metals & Mining - 5.0%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BBB) (1)	400,000	716,000
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,411,250
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)
(convertible into AuRico Gold Inc. common shares)	600,000	585,000
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	677,625
RTI International Metals, Inc., 1.625%, Due 10/15/19, (BBB)	500,000	510,000
Royal Gold, Inc, 2.875%, Due 6/15/19, (A)	600,000	580,875
Stillwater Mining Company, 1.75%, Due 10/15/32, (B)	500,000	559,688
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	750,000	767,812
		5,808,250
Oil, Gas & Consumable Fuels - 1.5%
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	1,024,375
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	750,000	754,688
		1,779,063
Pharmaceuticals - 2.0%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	1,278,438
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/15, (A)	600,000	1,001,250
		2,279,688

Bancroft Fund Ltd. - Schedule of Investments - continued
July 31, 2013
	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Real Estate Investment Trusts - 4.3%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (NR)	$1,000,000	$993,800
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (AA)	750,000	828,754
Colony Financial, Inc., 5.00%, Due 4/15/23, (AAA)	1,250,000	1,292,188
IAS Operating Partnership LP, 5.00%, Due 3/15/18, (NR) (1)
(exchangeable for Invesco Mortgage Capital Inc. common shares)	1,000,000	927,500
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	500,000	929,062
		4,971,304
Real Estate Management - 0.9%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (BB) (1)	1,000,000	988,750

Semiconductors & Semiconductor Equipment - 6.4%
GT Advanced Technologies, Inc., 3.00%, Due 10/1/17, (BB)	1,250,000	1,203,906
Micron Technology, Inc., 1.625%, Due 2/15/33, (BB) (1)	50,000	68,688
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB)	750,000	1,128,300
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,080,000
ReneSola Ltd., 4.125%, Due 3/15/18, (NR)	250,000	192,200
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	601,250
SunPower Corp., 4.75%, Due 4/15/14, (BBB)	500,000	602,812
SunPower Corp., 4.50%, Due 3/15/15, (BBB)	1,250,000	1,728,906
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	815,938
		7,422,000
Software - 7.2%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	1,000,000	1,165,625
Concur Technologies, Inc., 0.50%, Due 6/15/18, (AA) (1)	500,000	524,375
Mentor Graphics Corp., 4.00%, Due 4/1/31, (AA)	1,000,000	1,238,125
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	1,736,250
Rovi Corp., 2.625%, Due 2/15/40, (A)	1,000,000	1,028,750
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (BBB)	1,250,000	1,472,656
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	985,000
		8,150,781
Textiles, Apparel & Luxury Goods - 2.1%
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A) (1)	750,000	900,469
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	1,250,000	1,522,656
		2,423,125
Trading Companies & Distributors - 1.2%
Kaman Corp., 3.25%, Due 11/15/17, (A) (1)	750,000	941,250
Titan Machinery Inc., 3.75%, Due 5/1/19, (B)	500,000	466,875
		1,408,125
Wireless Telecommunications - 1.3%
SBA Communications Corp., 4.00%, Due 10/1/14, (AA)	600,000	1,476,375

Total Convertible Bonds and Notes		81,388,621

Bancroft Fund Ltd. - Schedule of Investments - continued
July 31, 2013
		Value
	Shares	(Note 1)
Convertible Preferred Stock - 14.1%

Commercial Banks - 3.3%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	$1,546,875
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,326,000
		3,872,875
Diversified Financial Services - 1.7%
Bank of America Corp., 7.25%, (BB)	1,800	2,021,112

Food Products - 1.5%
Post Holdings, Inc., 3.75%, (B) (1)	8,300	943,295
Bunge Ltd., 4.875%, (BB)	7,500	798,750
		1,742,045
Machinery - 1.2%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,352,900

Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,662,375
Halcon Resources Corp., 5.75%, (NR)	1,000	1,016,300
		2,678,675
Real Estate Investment Trusts - 2.4%
Health Care REIT, Inc., 5.50%, (BB)	20,000	1,200,800
Weyerhaeuser Co., 6.375%, (BBB)	30,000	1,559,100
		2,759,900
Specialty Retail - 0.7%
Amerivon Holdings LLC, 4.00%, (NR) (1,2,3)	627,147	760,635
Amerivon Holdings LLC, common equity units, (NR) (1,2,3)	272,728	16,364
		776,999
Thrift & Mortgage Finance - 1.0%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,134,000

Total Convertible Preferred Stock		16,338,506

Mandatory Convertible Securities - 11.7% (4)

Aerospace & Defense - 2.2%
United Technologies Corp., 7.50%, Due 8/1/22, (BBB)	40,000	2,565,200

Automobiles - 1.7%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,997,600

Electric Utilities - 2.6%
NextEra Energy, Inc., 5.599%, Due 6/1/17, (BBB)	7,500	441,150
NextEra Energy, Inc., 5.889%, Due 9/1/18, (BBB)	20,000	1,158,000
PPL Corp., 8.75%, Due 5/1/19, (NR)	25,000	1,362,000
		2,961,150
Insurance - 2.0%
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	40,000	2,282,400

IT Services - 0.6%
Unisys Corp., 6.25%, Due 3/1/14, (B)	10,000	718,750

Bancroft Fund Ltd. - Schedule of Investments - continued
July 31, 2013
		Value
	Shares	(Note 1)

Mandatory Convertible Securities - continued

Multi-Utilities-1.1%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	$648,250
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	648,125
		1,296,375
Road & Rail - 1.5%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,279,700
2010 Swift Mandatory Common Exchange Security Trust, 6.00%
Due 12/31/13, (NR)	30,000	451,764
		1,731,464

Total Mandatory Convertible Securities (4)		13,552,939

Total Convertible Bonds and Notes - 70.4%		$81,388,621
Total Convertible Preferred Stock - 14.1%		16,338,506
Total Mandatory Convertible Securities - 11.7%		13,552,939
Total Investments - 96.2%		111,280,066

Other Assets, Net of Liabilities - 3.8%		4,328,777
Total Net Assets - 100.0%		$115,608,842

Bancroft Fund Ltd. - Schedule of Investments – continued

July 31, 2013

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at July 31, 2013 was $17,136,764 which represented 14.8% of the Fund's net assets.

(2) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $776,999 at July 31, 2013, which represented 0.7% of the Fund's net assets.

(3) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of July 31, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	627,147	$1,500,000	$1.2185	$760,635	0.66%
Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.010	16,364	0.01%

(4) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s (S&P), such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by S&P and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the S&P rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by S&P and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the S&P rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by S&P, the Fund puts in parentheses next to such security the S&P rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	4%
AA	6%
A	19%
BBB	27%
BB	19%
B	11%
CCC & below	2%
Not Rated	12%

* Excludes common stock and cash.

See accompanying notes

Bancroft Fund Ltd. - Selected Notes to Financial Statements – unaudited
July 31, 2013

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Bancroft Fund Ltd. - Selected Notes to Financial Statements - continued

The following is a summary of the inputs used to value the investments of the Fund as of July 31, 2013:

	Level 1	Level 2	Level 3	Totals

Investments in Securities:
Convertible Bonds and Notes	$—	$81,388,621	$—	$81,388,621
Convertible Preferred Stock	—	15,561,507	776,999	16,338,506
Mandatory Convertible Securities	—	13,552,939	—	13,552,939
Total Investments	$—	$110,503,067	$776,999	$111,280,066

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Convertible Preferred Stock

Beginning balance	$919,577

Change in unrealized appreciation (depreciation)	(142,578)

Net transfers in/out of Level 3	—

Ending balance	$776,999

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after July 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Federal Income Tax Cost - At July 31, 2013, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $95,205,120, $17,768,041, $(1,693,095) and $16,074,946, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 27, 2013 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By:

/s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: September 26, 2013

By:

/s/Gary I. Levine

Gary I. Levine

Chief Financial Officer

(Principal Financial Officer)

Date: September 26, 2013